FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.3%
------------------------------------------------------------------------
     $1,160        Dade County, Professional Sports
                   Franchise, (MBIA), Escrowed to Maturity,
                   0.00%, 10/1/19                            $   396,128
        500        North Port, Utility Revenue, (FGIC),
                   Prerefunded to 10/1/02, 6.25%, 10/1/22        528,250
        250        Orange, Tourist Development Tax, (MBIA),
                   Prerefunded to 10/1/04, 6.00%, 10/1/24        267,992
        400        Titusville Water & Sewer, (MBIA),
                   Prerefunded to 10/1/04, 6.00%, 10/1/24        428,788
------------------------------------------------------------------------
                                                             $ 1,621,158
------------------------------------------------------------------------
Housing -- 13.7%
------------------------------------------------------------------------
     $  270        Duval County, HFA, SFMR, (GNMA), (AMT),
                   6.70%, 10/1/26                            $   278,753
        750        Escambia County, HFA, SFMR, (GNMA),
                   (AMT), 7.00%, 4/1/28                          792,735
        650        Manatee County, HFA, SFMR, (GNMA),
                   (AMT), 6.875%, 11/1/26                        695,032
        990        Pinellas County, HFA, SFMR, (GNMA),
                   (AMT), 5.80%, 3/1/29                          961,716
        795        Pinellas County, HFA, SFMR, (GNMA),
                   (AMT), 6.70%, 2/1/28                          826,752
------------------------------------------------------------------------
                                                             $ 3,554,988
------------------------------------------------------------------------
Insured-Cogeneration -- 3.5%
------------------------------------------------------------------------
     $1,000        Tampa, Solid Waste System, (McKay Bay
                   Refuse to Energy), (AMBAC), (AMT),
                   5.00%, 10/1/21                            $   915,060
------------------------------------------------------------------------
                                                             $   915,060
------------------------------------------------------------------------
Insured-Education -- 3.3%
------------------------------------------------------------------------
     $1,000        Florida State University, System
                   Improvement Revenue, (AMBAC),
                   4.50%, 7/1/23                             $   844,670
------------------------------------------------------------------------
                                                             $   844,670
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.8%
------------------------------------------------------------------------
     $  445        Citrus County, PCR, (Florida Power
                   Corp.), (MBIA), 6.35%, 2/1/22             $   461,078
------------------------------------------------------------------------
                                                             $   461,078
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 3.3%
------------------------------------------------------------------------
     $1,000        Florida Board Of Education, (MBIA),
                   4.50%, 6/1/24                             $   842,830
------------------------------------------------------------------------
                                                             $   842,830
------------------------------------------------------------------------
Insured-Hospital -- 2.6%
------------------------------------------------------------------------
     $  200        Dade, Public Facilities Revenue,
                   (Jackson Memorial Hospital), (MBIA),
                   4.875%, 6/1/15                            $   186,364
        500        Sarasota County, Public Hospital Board,
                   (Sarasota Memorial Hospital), (MBIA),
                   5.25%, 7/1/24                                 478,015
------------------------------------------------------------------------
                                                             $   664,379
------------------------------------------------------------------------
Insured-Housing -- 8.0%
------------------------------------------------------------------------
     $  500        Florida HFA, (Maitland Club Apartments),
                   (AMBAC), (AMT), 6.875%, 8/1/26            $   528,210
      1,000        Florida HFA, (Mariner Club Apartments),
                   (AMBAC), (AMT), 6.375%, 9/1/36(1)           1,021,750
        500        Florida HFA, (Spinnaker Cove
                   Apartments), (AMBAC), (AMT),
                   6.50%, 7/1/36                                 514,590
------------------------------------------------------------------------
                                                             $ 2,064,550
------------------------------------------------------------------------
Insured-Resource Recovery -- 1.9%
------------------------------------------------------------------------
     $  500        Dade County Resources Recovery
                   Facilities, (AMBAC), (AMT),
                   5.50%, 10/1/13                            $   504,045
------------------------------------------------------------------------
                                                             $   504,045
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 23.8%
------------------------------------------------------------------------
     $  480        Celebration Community Development
                   District, (MBIA), 5.125%, 5/1/20          $   454,843
        750        Crossings at Fleming Island Community
                   Development District, (MBIA),
                   5.80%, 5/1/16                                 775,703
        625        Dade County, Special Obligation,
                   (AMBAC), Variable Rate, 10/1/35(2)            507,525
        500        Jacksonville, Capital Improvement
                   Revenue, (Stadium), (AMBAC),
                   4.75%, 10/1/25                                439,610
      1,000        Jacksonville, Excise Taxes Revenue,
                   (FGIC), (AMT), 0.00%, 10/1/10                 588,990
      1,000        Jacksonville, Excise Taxes Revenue,
                   (FGIC), (AMT), 5.70%, 10/1/09               1,017,260
        500        Miami-Dade County, Special Obligations,
                   (MBIA), 5.00%, 10/1/37                        449,335
        250        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(2)(3)          214,078
        505        St. Petersburg Excise Tax, (FGIC),
                   5.00%, 10/1/16                                480,487
        340        Sunrise Public Facilities, (MBIA),
                   0.00%, 10/1/15                                147,669

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA INSURED MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
------------------------------------------------------------------------
     $1,625        Tampa, Utility Tax Revenue, (AMBAC),
                   0.00%, 4/1/21                             $   499,021
      1,950        Tampa, Utility Tax Revenue, (AMBAC),
                   0.00%, 10/1/21                                581,958
------------------------------------------------------------------------
                                                             $ 6,156,479
------------------------------------------------------------------------
Insured-Transportation -- 11.0%
------------------------------------------------------------------------
     $1,000        Dade County Aviation Facilities, (Miami
                   International Airport), (FSA), (AMT),
                   5.125%, 10/1/22                           $   928,660
      1,000        Dade County, Seaport Revenue, (MBIA),
                   5.125%, 10/1/16                               971,040
        750        Florida Turnpike Authority, (FGIC),
                   4.50%, 7/1/27                                 627,128
        400        Greater Orlando, Aviation Authority,
                   (FGIC), Variable Rate, 10/1/18                330,880
------------------------------------------------------------------------
                                                             $ 2,857,708
------------------------------------------------------------------------
Insured-Utilities -- 0.9%
------------------------------------------------------------------------
     $  250        Florida Government Utility Authority,
                   Utility Revenue, (Barefoot Bay),
                   (AMBAC), 5.00%, 10/1/29                   $   227,713
------------------------------------------------------------------------
                                                             $   227,713
------------------------------------------------------------------------
Insured-Water and Sewer -- 17.3%
------------------------------------------------------------------------
     $  500        Cocoa, Water and Sewer, (FGIC),
                   4.50%, 10/1/22                            $   423,595
        735        Enterprise Community Development
                   District, Water and Sewer, (MBIA),
                   6.125%, 5/1/24                                758,079
      1,000        Jacksonville, Water and Sewer, (AMBAC),
                   (AMT), 6.35%, 8/1/25                        1,054,350
      1,000        Lee County, IDA, (Bonita Springs
                   Utilities), (MBIA), (AMT),
                   6.05%, 11/1/20                              1,034,410
        375        Tampa Bay, Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(2)(3)                  279,990
      1,000        Vero Beach, Water and Sewer, (FGIC),
                   5.00%, 12/1/21                                926,350
------------------------------------------------------------------------
                                                             $ 4,476,774
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.4%
   (identified cost $25,036,713)                             $25,191,432
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.6%                       $   668,704
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $25,860,136
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 85.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies.

 At July 31, 2000, the Portfolio's insured securities by financial institution are as follows:

                                      MARKET          % OF
                                       VALUE      MARKET VALUE
--------------------------------------------------------------
American Municipal Bond Assurance
Corp. (AMBAC)                       $ 7,852,580      31.2%
Financial Guaranty Insurance Corp.
(FGIC)                                5,202,930      20.6%
Financial Security Assurance (FSA)      928,660       3.7%
Municipal Bond Insurance
Association (MBIA)                    7,652,274      30.4%
--------------------------------------------------------------
                                    $21,636,444      85.9%

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2000

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------
Investments --
   Identified cost                     $25,036,713           $16,864,862       $11,722,985
   Unrealized appreciation
      (depreciation)                       154,719              (125,441)         (245,192)
---------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                  $25,191,432           $16,739,421       $11,477,793
---------------------------------------------------------------------------------------------
Cash                                   $   255,151           $   850,963       $    29,307
Interest receivable                        417,593               157,436           146,024
Receivable from the Investment
   Adviser                                      --                 2,328             4,379
Receivable for daily variation
   margin on open financial
   futures contracts                           875                    --                --
---------------------------------------------------------------------------------------------
TOTAL ASSETS                           $25,865,051           $17,750,148       $11,657,503
---------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts                   $        --           $       281       $        --
Accrued expenses                             4,915                 3,142             3,584
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                      $     4,915           $     3,423       $     3,584
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST
   IN PORTFOLIO                        $25,860,136           $17,746,725       $11,653,919
---------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions
   and withdrawals                     $25,706,112           $17,902,909       $11,899,111
Net unrealized appreciation
   (depreciation) (computed on
   the basis of
   identified cost)                        154,024              (156,184)         (245,192)
---------------------------------------------------------------------------------------------
TOTAL                                  $25,860,136           $17,746,725       $11,653,919
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2000

                                FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
---------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------
Interest                               $  753,381             $  518,043         $352,182
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                $  753,381             $  518,043         $352,182
---------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------
Investment adviser fee                 $   24,766             $   14,510         $ 10,117
Trustees fees and expenses                  1,236                    197              197
Legal and accounting services              19,010                 16,810           16,810
Custodian fee                               8,351                  5,520            2,369
Miscellaneous                               4,307                  2,682            3,607
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                         $   57,670             $   39,719         $ 33,100
---------------------------------------------------------------------------------------------
Deduct --
   Preliminary reduction of
      investment adviser fee           $       --             $    7,897         $  9,102
   Preliminary allocation of
      expenses to the
      Investment Adviser                       --                  2,328            4,379
   Reduction of custodian fee               3,262                  2,062               --
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS               $    3,262             $   12,287         $ 13,481
---------------------------------------------------------------------------------------------

NET EXPENSES                           $   54,408             $   27,432         $ 19,619
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                  $  698,973             $  490,611         $332,563
---------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)          $ (192,356)            $ (140,135)        $(28,654)
---------------------------------------------------------------------------------------------
NET REALIZED LOSS                      $ (192,356)            $ (140,135)        $(28,654)
---------------------------------------------------------------------------------------------
Change in unrealized
   appreciation
   (depreciation) --
   Investments (identified
      cost basis)                      $1,713,739             $1,060,115         $672,043
   Financial futures contracts               (695)               (30,743)              --
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)          $1,713,044             $1,029,372         $672,043
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                                $1,520,688             $  889,237         $643,389
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                     $2,219,661             $1,379,848         $975,952
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   698,973           $   490,611       $   332,563
   Net realized loss                         (192,356)             (140,135)          (28,654)
   Net change in unrealized
     appreciation (depreciation)            1,713,044             1,029,372           672,043
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 2,219,661           $ 1,379,848       $   975,952
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 1,672,088           $   369,253       $   329,311
   Withdrawals                             (3,791,837)           (1,095,786)       (1,851,232)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(2,119,749)          $  (726,533)      $(1,521,921)
------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $    99,912           $   653,315       $  (545,969)
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of period                    $25,760,224           $17,093,410       $12,199,888
------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $25,860,136           $17,746,725       $11,653,919
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  FLORIDA INSURED PORTFOLIO  HAWAII PORTFOLIO  KANSAS PORTFOLIO
------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,508,327           $ 1,082,364       $   719,905
   Net realized loss                         (185,258)              (88,647)          (50,545)
   Net change in unrealized
      appreciation (depreciation)          (3,681,324)           (2,675,664)       (1,561,606)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(2,358,255)          $(1,681,947)      $  (892,246)
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 6,405,002           $ 1,633,534       $ 2,479,031
   Withdrawals                             (6,426,139)           (3,247,725)       (2,268,175)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                           $   (21,137)          $(1,614,191)      $   210,856
------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(2,379,392)          $(3,296,138)      $  (681,390)
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of year                      $28,139,616           $20,389,548       $12,881,278
------------------------------------------------------------------------------------------------
AT END OF YEAR                            $25,760,224           $17,093,410       $12,199,888
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           FLORIDA INSURED PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           0.45%(1)       0.38%       0.18%       0.07%       0.09%       0.07%
   Net expenses after
      custodian fee reduction             0.43%(1)       0.34%       0.11%       0.00%       0.02%       0.00%
   Net investment income                  5.49%(1)       5.32%       5.21%       5.63%       5.76%       5.82%
Portfolio Turnover                           7%            34%          9%         34%         36%         32%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $25,860        $25,760     $28,140     $24,850     $24,204     $21,416
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                          0.30%       0.48%       0.39%       0.39%
   Expenses after custodian
      fee reduction                                                  0.23%       0.41%       0.32%       0.32%
   Net investment income                                             5.09%       5.22%       5.46%       5.50%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                HAWAII PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           0.34%(1)       0.02%       0.04%       0.03%       0.04%       0.06%
   Net expenses after
      custodian fee reduction             0.32%(1)       0.00%       0.00%       0.00%       0.00%       0.00%
   Net investment income                  5.67%(1)       5.67%       5.39%       5.70%       5.96%       6.01%
Portfolio Turnover                           4%            20%         29%         27%         21%         19%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $17,747        $17,093     $20,390     $19,864     $16,014     $15,578
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.46%(1)       0.38%       0.28%       0.46%       0.43%       0.41%
   Expenses after custodian
      fee reduction                       0.44%(1)       0.36%       0.24%       0.43%       0.39%       0.35%
   Net investment income                  5.55%(1)       5.31%       5.15%       5.27%       5.57%       5.66%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                KANSAS PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED JANUARY 31,
                                  JULY 31, 2000       --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           0.33%(1)       0.05%       0.06%       0.05%       0.08%       0.09%
   Net expenses after
      custodian fee reduction             0.33%(1)       0.00%       0.00%       0.00%       0.00%       0.00%
   Net investment income                  5.62%(1)       5.59%       5.34%       5.79%       5.91%       5.93%
Portfolio Turnover                           1%            24%         33%         17%         49%         21%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $11,654        $12,200     $12,881     $11,419     $11,736     $11,609
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.56%(1)       0.49%       0.36%       0.57%       0.48%       0.50%
   Expenses after custodian
      fee reduction                       0.56%(1)       0.44%       0.30%       0.52%       0.40%       0.41%
   Net investment income                  5.39%(1)       5.15%       5.04%       5.27%       5.51%       5.52%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Florida Insured Municipals Portfolio (Florida Insured Portfolio), Hawaii Municipals Portfolio (Hawaii Portfolio) and Kansas Municipals Portfolio (Kansas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Portfolios seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Interim Financial Statements -- The interim financial statements relating to
   July 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 2000, each Portfolio incurred advisory fees as follows:

    PORTFOLIO                                 AMOUNT   EFFECTIVE RATE*
    ------------------------------------------------------------------
    Florida Insured                           $24,766            0.19%
    Hawaii                                     14,510            0.17%
    Kansas                                     10,117            0.17%

 *    As a percentage of average daily net assets (annualized).

   To enhance the net income of the Hawaii Portfolio and Kansas Portfolio, BMR made a reduction of its fee in the amount of $7,897 and $9,102, respectively, and $2,328 and $4,379 respectively, of expenses related to the operation of the Portfolios were allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2000, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 2000, were as follows:

    FLORIDA INSURED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $1,828,431
    Sales                                      3,380,739

    HAWAII PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $  617,229
    Sales                                      1,506,768

    KANSAS PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $  163,450
    Sales                                      1,153,212

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2000, as computed on a federal income tax basis, are as follows:

    FLORIDA INSURED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $25,036,713
    -----------------------------------------------------
    Gross unrealized appreciation             $   833,614
    Gross unrealized depreciation                (678,895)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   154,719
    -----------------------------------------------------

    HAWAII PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $16,864,862
    -----------------------------------------------------
    Gross unrealized appreciation             $   453,387
    Gross unrealized depreciation                (578,828)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (125,441)
    -----------------------------------------------------
    KANSAS PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $11,722,985
    -----------------------------------------------------
    Gross unrealized appreciation             $   163,728
    Gross unrealized depreciation                (408,920)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (245,192)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended July 31, 2000.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at July 31, 2000 is as follows:

                                    FUTURES
                                    CONTRACTS
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    Florida Insured                 9/00        7 U.S. Treasury Bond      Short          $   (695)
    ------------------------------------------------------------------------------------------------
    Hawaii                          9/00        9 U.S. Treasury Bond      Short           (30,743)

   At July 31, 2000, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

INVESTMENT MANAGEMENT

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Cynthia J. Clemson
Vice President and Portfolio
Manager of Florida
Insured Municipals Portfolio

Robert B. MacIntosh
Vice President and Portfolio
Manager of Hawaii
Municipals Portfolio

Thomas M. Metzold
Vice President and Portfolio
Manager of Kansas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant